Accrued Expenses	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses consisted of the following as of June 30, 2015 and March 31, 2015:

	June 30, 2015	March 31, 2015
Wages and taxes	227,253	175,357
Accrued interest	19,162	25,534
Consulting	-	-
Total accrued expenses	$246,415	$200,891

Accrued expenses consisted of the following as of March 31, 2015 and 2014:

	2015	2014
Wages and taxes	175,357	151,290
Accrued interest	25,534	0
Consulting	0	300,000
Total accrued expenses	$200,891	$451,290

The Company amended a consulting agreement on May 7, 2014, to grant 2,500,000 shares to a consultant for work performed through March 31, 2014. The shares were valued on the grant date at $300,000 and that amount had been accrued as of March 31, 2014.